Summary of future lease payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 179
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	114
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	$ 65